LOAN RECEIVABLES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 30, 2022 CNY (¥) USD ($)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	May 21, 2018 USD ($)
LOAN RECEIVABLES
Proceeds from repayments of receivables			$ 401	$ 153
Impairment loss		$ 23,347
Beijing Rui Le
LOAN RECEIVABLES
Loan receivables, net		30		$ 536	¥ 204,600
Allowance for loan loss for loan receivables			168
Maturity term from the loan origination				6 months
Beijing RYB and Beiyao
LOAN RECEIVABLES
Loan receivables, net		$ 30
Compensation to be received in installments, for terminating the agreement | ¥	¥ 158,600
Number of yearly installments for compensation to be paid	23,982,000
Loan agreement
LOAN RECEIVABLES
Interest rate (as a percent)		4.00%
Loan agreement | Supplier
LOAN RECEIVABLES
Credit loss, current				$ 574
Loan receivables, net						$ 574
Proceeds from repayments of receivables			$ 155
Loan agreement | Beijing RYB and Beiyao
LOAN RECEIVABLES
Number of yearly installments for compensation to be paid | installment		10
Impairment loss		$ 23,347